Provisions and other non-current liabilities (Details 4) € in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,000	3,000	3,000
Product liability, government investigations, other legal matters provisions	$ 181			$ 200	$ 214
Product liability contingency, loss exposure not accrued, best estimate	500
Italy | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	1,300
Estimated financial effect of contingent liabilities, damages claimed	330
Italy | NAG and Novartis Pharma SpA [member] | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	125
Japan | Novartis Pharma K.K. [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine | ¥			¥ 4
US
Disclosure of other provisions [line items]
Amount of settlement in principle	300
US | Sandoz [member]
Disclosure of other provisions [line items]
Product liability, government investigations, other legal matters provisions	$ 187
Description of nature of obligation contingent liabilities, number of states with alleged violations	54	54	54
Amount of settlement in principle	$ 195
US | Sandoz [member] | Enoxaparin [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of putative cases referred to court				1
US | Sandoz [member] | Enoxaparin [member] | Tennessee class action [member]
Disclosure of other provisions [line items]
Amount of settlement in principle				$ 85
US | Sandoz [member] | Taxotere [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,000	3,000	3,000
US | Sandoz [member] | Amiodarone [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	5	5	5
US | NPC and others [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 700
US | NPC and others [member] | Reclast/Aclasta [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	20	20	20
US | NPC and others [member] | Tasigna [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	80	80	80
FRANCE | F Hoffman La Roche AG and Roche SpA [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	$ 452	€ 385